                          Registration No. 333-01349

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                   POST-EFFECTIVE AMENDMENT NO. 2 TO FORM S-6

                FOR REGISTRATION STATEMENT UNDER THE SECURITIES
                       ACT OF 1933 OF SECURITIES OF UNIT
                          INVESTMENT TRUSTS REGISTERED
                                 ON FORM N-8B-2


A.    Exact name of Trust:         Connecticut Mutual Variable Life
                                   Separate Account I

B.    Name of Depositor:           Massachusetts Mutual Life
                                   Insurance Company

C.    Complete address of          1295 State Street
      depositor's principal        Springfield, MA 01111
      executive offices:


  It is proposed that this filing will become effective (check appropriate box)


   X     immediately upon filing pursuant to paragraph (b) of Rule 485.
-------
         on (date)pursuant to paragraph (b) of Rule 485.
-------
         60 days after filing pursuant to paragraph (a) of Rule 485.
-------
         on (date)pursuant to paragraph (a) of Rule 485.
-------

                        STATEMENT PURSUANT TO RULE 24f-2

The Registrant has registered an indefinite number or amount of its variable life contracts under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's Fiscal Year ended December 31, 1996 was filed on or about February 28, 1997.

The sole purpose of this amendment is to include the representation required by
Section 26(e)(2)(A) of the Investment Company Act. Except for that requirement, the Registrant, in reliance on the no-action letter issued by the Division of Investment Management to Great-West Life and Annuity Insurance Co. (pub. Avail. Oct. 23, 1990), would not be filing this amendment. Except for the cover page, this page and the signature pages, the remainder of this post-effective amendment is incorporated by reference from the Registrant's previously filed registration statement.



                                    PART II

                     INFORMATION NOT REQUIRED IN PROSPECTUS



                    REPRESENTATION UNDER SECTION 26(e)(2)(A)
                     OF THE INVESTMENT COMPANY ACT OF 1940

Massachusetts Mutual Life Insurance Company hereby represents that fees and charges deducted under the flexible premium variable life insurance policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 2


This Post-Effective Amendment is comprised of the following documents:


   The Facing Sheet.

   Representation under Section 26(e)(2)(A) of the Investment Company Act of
   1940.

   The Signatures.

                     REPRESENTATION BY REGISTRANT'S COUNSEL

As Counsel to the Registrant, I, James M. Rodolakis, have reviewed this Post-Effective Amendment No. 2 to Registration Statement Number 333-01349 and represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.



                              /s/ James M. Rodolakis
                              -------------------------------------
                              James M. Rodolakis
                              Counsel
                              Massachusetts Mutual Life Insurance Company

                                 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Massachusetts Mutual Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 2 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment No. 2 to Registration Statement No. 333-01349 to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on the 21st day of May, 1997.

 CONNECTICUT MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I

 MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
 (Depositor)


     By: /s/ Thomas B. Wheeler*
         ---------------------------------------------
     Thomas B. Wheeler, Chief Executive Officer
     Massachusetts Mutual Life Insurance Company


/s/ Richard M. Howe       On May 21, 1997, as Attorney-in-Fact pursuant to
--------------------      powers of attorney filed herewith.
*Richard M. Howe

As required by the Securities Act of 1933, this Post-Effective Amendment No. 2 to Registration Statement No. 333-01349 has been signed by the following persons in the capacities and on the duties indicated.

      Signature                      Title                             Date
      ---------                      -----                             ----

/s/ Thomas B. Wheeler*         Chief Executive Officer and         May 21, 1997
-----------------------------  Chairman of the Board
Thomas B. Wheeler

/s/ John J. Pajak*             President and Chief                 May 21, 1997
-----------------------------  Operating Officer
John J. Pajak

/s/ Daniel J. Fitzgerald*      Chief Financial Officer &           May 21, 1997
-----------------------------  Chief Accounting Officer
Daniel J. Fitzgerald

/s/ Roger G. Ackerman*         Director                            May 21, 1997
-----------------------------
Roger G. Ackerman

/s/ James R. Birle*            Director                            May 21, 1997
-----------------------------
James R. Birle

/s/ Frank C. Carlucci, III*    Director                            May 21, 1997
-----------------------------
Frank C. Carlucci, III

/s/ Gene Chao*                 Director                            May 21, 1997
-----------------------------
Gene Chao, Ph.D.

/s/ Patricia Diaz Dennis*      Director                            May 21, 1997
-----------------------------
Patricia Diaz Dennis


/s/ Anthony Downs*             Director                            May 21, 1997
-----------------------------
Anthony Downs

/s/ James L. Dunlap*           Director                            May 21, 1997
-----------------------------
James L. Dunlap

/s/ William B. Ellis*          Director                            May 21, 1997
-----------------------------
William B. Ellis, Ph.D.

/s/ Robert M. Furek*           Director                            May 21, 1997
-----------------------------
Robert M. Furek

/s/ Charles K. Gifford*        Director                            May 21, 1997
-----------------------------
Charles K. Gifford

/s/ William N. Griggs*         Director                            May 21, 1997
-----------------------------
William N. Griggs

/s/ George B. Harvey*          Director                            May 21, 1997
-----------------------------
George B. Harvey

/s/ Barbara B. Hauptfuhrer*    Director                            May 21, 1997
-----------------------------
Barbara B. Hauptfuhrer

/s/ Sheldon B. Lubar*          Director                            May 21, 1997
-----------------------------
Sheldon B. Lubar

/s/ William B. Marx, Jr.*      Director                            May 21, 1997
-----------------------------
William B. Marx, Jr.

/s/ John F. Maypole*           Director                            May 21, 1997
-----------------------------
John F. Maypole

/s/ Donald F. McCullough*      Director                            May 21, 1997
-----------------------------
Donald F. McCullough

/s/ Alfred M. Zeien*           Director                            May 21, 1997
-----------------------------
Alfred M. Zeien



/s/ Richard M. Howe           On May 21, 1997, as Attorney-in-Fact pursuant to
----------------------------  powers of attorney filed herewith.
*Richard M. Howe